Stock-based Compensation - Summary of Share-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 3,509	$ 5,328	$ 11,574	$ 55,904
Cost of revenues [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	0	0	0	806
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	1,268	2,359	7,143	15,832
Sales and Marketing [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	392	380	251	5,899
General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 1,849	$ 2,589	$ 4,180	$ 33,367